long-term debt - TELUS Corporation senior notes (Details) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2022 CAD ($) $ / NotesSeries $ / NotesSeries $ / $	Nov. 13, 2032	Nov. 13, 2031	Dec. 31, 2030	Jun. 30, 2022 USD ($) $ / NotesSeries $ / NotesSeries $ / $	Dec. 31, 2021 CAD ($)	Jun. 30, 2021 CAD ($)	May 31, 2020 CAD ($) $ / NotesSeries	Dec. 31, 2019 CAD ($) $ / NotesSeries	Mar. 31, 2018	Feb. 28, 2018 CAD ($) $ / NotesSeries	Mar. 31, 2017 CAD ($) $ / NotesSeries	Dec. 31, 2015 CAD ($) $ / NotesSeries	Apr. 30, 2014 CAD ($) $ / NotesSeries
TELUS Corporation notes
Long-term debt	$ 21,628					$ 20,852	$ 19,932
TELUS Corporation senior notes
TELUS Corporation notes
Repurchase offer price, expressed as percentage of principal	101.00%
Redemption price percentage	100.00%
3.35% Notes, Series CJ
TELUS Corporation notes
Fixed interest rate	3.35%				3.35%
Issued	December 2012
Maturity	March 2023
Issue price per $1000 increment of debt | $ / NotesSeries	998.83				998.83
Effective interest rate	3.36%				3.36%
Principal face amount: Originally issued	$ 500
Long-term debt	$ 500
Redemption present value spread - Basis points	0.40%				0.40%
Redemption present value spread - Cessation date	Dec. 15, 2022
3.35% Notes, Series CK
TELUS Corporation notes
Fixed interest rate	3.35%				3.35%
Issued	April 2013
Maturity	April 2024
Issue price per $1000 increment of debt | $ / NotesSeries	994.35				994.35
Effective interest rate	3.41%				3.41%
Principal face amount: Originally issued	$ 1,100
Long-term debt	$ 1,100
Redemption present value spread - Basis points	0.36%				0.36%
Redemption present value spread - Cessation date	Jan. 2, 2024
3.75% Notes, Series CQ
TELUS Corporation notes
Fixed interest rate	3.75%				3.75%
Issued	September 2014
Maturity	January 2025
Issue price per $1000 increment of debt | $ / NotesSeries	997.75				997.75
Effective interest rate	3.78%				3.78%
Principal face amount: Originally issued	$ 800
Long-term debt	$ 800
Redemption present value spread - Basis points	0.385%				0.385%
Redemption present value spread - Cessation date	Oct. 17, 2024
3.75% Notes, Series CV
TELUS Corporation notes
Fixed interest rate	3.75%				3.75%
Issued	December 2015
Maturity	March 2026
Issue price per $1000 increment of debt | $ / NotesSeries	992.14				992.14
Effective interest rate	3.84%				3.84%
Principal face amount: Originally issued	$ 600
Long-term debt	$ 600
Redemption present value spread - Basis points	0.535%				0.535%
Redemption present value spread - Cessation date	Dec. 10, 2025
2.75% Notes, Series CZ
TELUS Corporation notes
Fixed interest rate	2.75%				2.75%
Issued	July 2019
Maturity	July 2026
Issue price per $1000 increment of debt | $ / NotesSeries	998.73				998.73
Effective interest rate	2.77%				2.77%
Principal face amount: Originally issued	$ 800
Long-term debt	$ 800
Redemption present value spread - Basis points	0.33%				0.33%
Redemption present value spread - Cessation date	May 8, 2026
2.80% U.S. Dollar Notes
TELUS Corporation notes
Fixed interest rate	2.80%				2.80%
Issued	September 2016
Maturity	February 2027
Issue price per $1000 increment of debt | $ / NotesSeries	991.89				991.89
Effective interest rate	2.89%				2.89%
Principal face amount: Originally issued					$ 600
Long-term debt					$ 600
Redemption present value spread - Basis points	0.20%				0.20%
Redemption present value spread - Cessation date	Nov. 16, 2026
2.80% U.S. Dollar Notes | Foreign exchange derivative
TELUS Corporation notes
Fixed interest rate	2.95%				2.95%
Principal face amount: Originally issued	$ 792
Fixed exchange rate | $ / $	1.3205				1.3205
3.70% U.S. Dollar Notes
TELUS Corporation notes
Fixed interest rate	3.70%				3.70%
Issued	March 2017
Maturity	September 2027
Issue price per $1000 increment of debt | $ / NotesSeries	998.95				998.95
Effective interest rate	3.71%				3.71%
Principal face amount: Originally issued					$ 500
Long-term debt					$ 500
Redemption present value spread - Basis points	0.20%				0.20%
Redemption present value spread - Cessation date	June 15, 2027
3.70% U.S. Dollar Notes | Foreign exchange derivative
TELUS Corporation notes
Fixed interest rate	3.41%				3.41%
Principal face amount: Originally issued	$ 667
Fixed exchange rate | $ / $	1.3348				1.3348
2.35% Notes, Series CAC
TELUS Corporation notes
Fixed interest rate	2.35%				2.35%
Issued	May 2020
Maturity	January 2028
Issue price per $1000 increment of debt | $ / NotesSeries	997.25				997.25
Effective interest rate	2.39%				2.39%
Principal face amount: Originally issued	$ 600
Long-term debt	$ 600
Redemption present value spread - Basis points	0.48%				0.48%
Redemption present value spread - Cessation date	Nov. 27, 2027
3.625% Notes, Series CX
TELUS Corporation notes
Fixed interest rate	3.625%				3.625%
Issued	March 2018
Maturity	March 2028
Issue price per $1000 increment of debt | $ / NotesSeries	989.49				989.49
Effective interest rate	3.75%				3.75%
Principal face amount: Originally issued	$ 600
Long-term debt	$ 600
Redemption present value spread - Basis points	0.37%				0.37%
Redemption present value spread - Cessation date	Dec. 1, 2027
3.30% Notes, Series CY
TELUS Corporation notes
Fixed interest rate	3.30%				3.30%
Issued	April 2019
Maturity	May 2029
Issue price per $1000 increment of debt | $ / NotesSeries	991.75				991.75
Effective interest rate	3.40%				3.40%
Principal face amount: Originally issued	$ 1,000
Long-term debt	$ 1,000
Redemption present value spread - Basis points	0.435%				0.435%
Redemption present value spread - Cessation date	Feb. 2, 2029
3.15% Notes, Series CAA
TELUS Corporation notes
Fixed interest rate	3.15%				3.15%
Issued	December 2019
Maturity	February 2030
Issue price per $1000 increment of debt | $ / NotesSeries	996.49				996.49
Effective interest rate	3.19%				3.19%
Principal face amount: Originally issued	$ 600
Long-term debt	$ 600
Redemption present value spread - Basis points	0.395%				0.395%
Redemption present value spread - Cessation date	Nov. 19, 2029
2.05% Notes, Series CAD
TELUS Corporation notes
Fixed interest rate	2.05%				2.05%
Issued	October 2020
Maturity	October 2030
Issue price per $1000 increment of debt | $ / NotesSeries	997.93				997.93
Effective interest rate	2.07%				2.07%
Principal face amount: Originally issued	$ 500
Long-term debt	$ 500
Redemption present value spread - Basis points	0.38%				0.38%
Redemption present value spread - Cessation date	July 7, 2030
2.85% Sustainability-Linked Notes, Series CAF
TELUS Corporation notes
Fixed interest rate	2.85%				2.85%
Issued	June 2021
Maturity	November 2031
Issue price per $1000 increment of debt | $ / NotesSeries	997.52				997.52
Effective interest rate	2.88%				2.88%
Principal face amount: Originally issued	$ 750
Long-term debt	$ 750
Redemption present value spread - Basis points	0.34%				0.34%
Redemption present value spread - Cessation date	Aug. 13, 2031
3.40% U.S. Dollar Sustainability-Linked Notes
TELUS Corporation notes
Fixed interest rate	3.40%				3.40%
Issued	February 2022
Maturity	May 2032
Issue price per $1000 increment of debt | $ / NotesSeries	997.13				997.13
Effective interest rate	3.43%				3.43%
Maximum increase to effective interest rate	1.50%				1.50%
Principal face amount: Originally issued	$ 1,148				$ 900
Long-term debt					$ 900
Redemption present value spread - Basis points	0.25%				0.25%
Redemption present value spread - Cessation date	Feb. 13, 2032
3.40% U.S. Dollar Sustainability-Linked Notes | Foreign exchange derivative
TELUS Corporation notes
Fixed interest rate	3.89%				3.89%
Fixed exchange rate | $ / $	1.2753				1.2753
4.40% Notes, Series CL
TELUS Corporation notes
Fixed interest rate	4.40%				4.40%
Issued	April 2013
Maturity	April 2043
Issue price per $1000 increment of debt | $ / NotesSeries	997.68				997.68
Effective interest rate	4.41%				4.41%
Principal face amount: Originally issued	$ 600
Long-term debt	$ 600
Redemption present value spread - Basis points	0.47%				0.47%
Redemption present value spread - Cessation date	Oct. 1, 2042
5.15% Notes, Series CN
TELUS Corporation notes
Fixed interest rate	5.15%				5.15%
Issued	November 2013
Maturity	November 2043
Issue price per $1000 increment of debt | $ / NotesSeries	995.00				995.00
Effective interest rate	5.18%				5.18%
Principal face amount: Originally issued	$ 400
Long-term debt	$ 400
Redemption present value spread - Basis points	0.50%				0.50%
Redemption present value spread - Cessation date	May 26, 2043
4.85% Notes, Series CP
TELUS Corporation notes
Fixed interest rate	4.85%				4.85%									4.85%
Issued	Multiple
Maturity	April 2044
Issue price per $1000 increment of debt | $ / NotesSeries	987.91				987.91								974.38	998.74
Effective interest rate	4.93%				4.93%								5.02%	4.86%
Principal face amount: Originally issued	$ 500												$ 400	$ 500
Long-term debt	$ 900
Redemption present value spread - Basis points	0.46%				0.46%
Redemption present value spread - Cessation date	Oct. 5, 2043
4.75% Notes, Series CR
TELUS Corporation notes
Fixed interest rate	4.75%				4.75%
Issued	September 2014
Maturity	January 2045
Issue price per $1000 increment of debt | $ / NotesSeries	992.91				992.91
Effective interest rate	4.80%				4.80%
Principal face amount: Originally issued	$ 400
Long-term debt	$ 400
Redemption present value spread - Basis points	0.515%				0.515%
Redemption present value spread - Cessation date	July 17, 2044
4.40% Notes, Series CU
TELUS Corporation notes
Fixed interest rate	4.40%				4.40%
Issued	March 2015
Maturity	January 2046
Issue price per $1000 increment of debt | $ / NotesSeries	999.72				999.72
Effective interest rate	4.40%				4.40%
Principal face amount: Originally issued	$ 500
Long-term debt	$ 500
Redemption present value spread - Basis points	0.605%				0.605%
Redemption present value spread - Cessation date	July 29, 2045
4.70% Notes, Series CW
TELUS Corporation notes
Fixed interest rate	4.70%				4.70%							4.70%
Issued	Multiple
Maturity	March 2048
Issue price per $1000 increment of debt | $ / NotesSeries	998.06				998.06						1,014.11	990.65
Effective interest rate	4.71%				4.71%					4.61%		4.76%
Principal face amount: Originally issued	$ 325										$ 150	$ 325
Long-term debt	$ 475
Redemption present value spread - Basis points	0.585%				0.585%
Redemption present value spread - Cessation date	Sept. 6, 2047
4.60% U.S. Dollar Notes
TELUS Corporation notes
Fixed interest rate	4.60%				4.60%
Issued	June 2018
Maturity	November 2048
Issue price per $1000 increment of debt | $ / NotesSeries	987.60				987.60
Effective interest rate	4.68%				4.68%
Principal face amount: Originally issued					$ 750
Long-term debt					$ 750
Redemption present value spread - Basis points	0.25%				0.25%
Redemption present value spread - Cessation date	May 16, 2048
4.60% U.S. Dollar Notes | Foreign exchange derivative
TELUS Corporation notes
Fixed interest rate	4.41%				4.41%
Principal face amount: Originally issued	$ 974
Fixed exchange rate | $ / $	1.2985				1.2985
4.30% U.S. Dollar Notes
TELUS Corporation notes
Fixed interest rate	4.30%				4.30%
Issued	May 2019
Maturity	June 2049
Issue price per $1000 increment of debt | $ / NotesSeries	990.48				990.48
Effective interest rate	4.36%				4.36%
Principal face amount: Originally issued					$ 500
Long-term debt					$ 500
Redemption present value spread - Basis points	0.25%				0.25%
Redemption present value spread - Cessation date	Dec. 15, 2048
4.30% U.S. Dollar Notes | Foreign exchange derivative
TELUS Corporation notes
Fixed interest rate	4.27%				4.27%
Principal face amount: Originally issued	$ 672
Fixed exchange rate | $ / $	1.3435				1.3435
3.95% Notes, Series CAB
TELUS Corporation notes
Fixed interest rate	3.95%				3.95%				3.95%
Issued	Multiple
Maturity	February 2050
Issue price per $1000 increment of debt | $ / NotesSeries	997.54				997.54			1,003.53	991.54
Effective interest rate	3.97%				3.97%			3.93%	4.00%
Principal face amount: Originally issued	$ 400							$ 400	$ 400
Long-term debt	$ 800
Redemption present value spread - Basis points	0.575%				0.575%
Redemption present value spread - Cessation date	Aug. 16, 2049
4.10% Notes, Series CAE
TELUS Corporation notes
Fixed interest rate	4.10%				4.10%
Issued	April 2021
Maturity	April 2051
Issue price per $1000 increment of debt | $ / NotesSeries	994.70				994.70
Effective interest rate	4.13%				4.13%
Principal face amount: Originally issued	$ 500
Long-term debt	$ 500
Redemption present value spread - Basis points	0.53%				0.53%
Redemption present value spread - Cessation date	Oct. 5, 2050
Forecast Member | 2.85% Sustainability-Linked Notes, Series CAF
TELUS Corporation notes
Fixed interest rate				2.85%
Effective interest rate			3.85%
Forecast Member | 3.40% U.S. Dollar Sustainability-Linked Notes
TELUS Corporation notes
Fixed interest rate			3.40%
Effective interest rate		4.40%
Prior to maturity date | Foreign exchange derivative
TELUS Corporation notes
Redemption price percentage	100.00%
Prior to maturity date | TELUS Corporation senior notes | Minimum
TELUS Corporation notes
Redemption period	30 days
Prior to maturity date | TELUS Corporation senior notes | Maximum
TELUS Corporation notes
Redemption period	60 days
On or after the redemption cessation date | TELUS Corporation senior notes | Minimum
TELUS Corporation notes
Redemption period	30 days
On or after the redemption cessation date | TELUS Corporation senior notes | Maximum
TELUS Corporation notes
Redemption period	60 days